EQUITY (Details 3) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2014
Number of ordinary shares issuable upon exercise of outstanding options
Number of shares	26,733
Weighted average exercise price	$ 45.91
Weighted average remaining life	6.54
Aggregate intrinsic value	$ 312,224
Number of ordinary shares issuable upon exercise of vested options
Number of shares	12,632
Weighted average exercise price	$ 47.16
Weighted average remaining life	4.62
Aggregate intrinsic value	132,753
Exercise Price Range Three [Member]
Number of ordinary shares issuable upon exercise of outstanding options
Number of shares	4,686
Weighted average exercise price	$ 38.65
Weighted average remaining life	8.07
Aggregate intrinsic value	88,370
Exercise Price Range Four [Member]
Number of ordinary shares issuable upon exercise of outstanding options
Number of shares	7,365
Weighted average exercise price	$ 41.96
Weighted average remaining life	6.11
Aggregate intrinsic value	114,519
Number of ordinary shares issuable upon exercise of vested options
Number of shares	1,896
Weighted average exercise price	$ 38.81
Weighted average remaining life	7.98
Aggregate intrinsic value	35,460
Exercise Price Range Five [Member]
Number of ordinary shares issuable upon exercise of outstanding options
Number of shares	9,909
Weighted average exercise price	$ 48.60
Weighted average remaining life	7.98
Aggregate intrinsic value	88,293
Number of ordinary shares issuable upon exercise of vested options
Number of shares	3,267
Weighted average exercise price	$ 41.87
Weighted average remaining life	4.78
Aggregate intrinsic value	51,093
Exercise Price Range Six [Member]
Number of ordinary shares issuable upon exercise of outstanding options
Number of shares	4,134
Weighted average exercise price	$ 52.42
Weighted average remaining life	2.73
Aggregate intrinsic value	21,042
Number of ordinary shares issuable upon exercise of vested options
Number of shares	3,170
Weighted average exercise price	$ 48.72
Weighted average remaining life	5.76
Aggregate intrinsic value	27,869
Exercise Price Range Seven [Member]
Number of ordinary shares issuable upon exercise of outstanding options
Number of shares	475
Weighted average exercise price	$ 59.48
Weighted average remaining life	2.99
Aggregate intrinsic value	0
Number of ordinary shares issuable upon exercise of vested options
Number of shares	3,711
Weighted average exercise price	$ 52.57
Weighted average remaining life	2.18
Aggregate intrinsic value	18,331
Exercise Price Range Eight [Member]
Number of ordinary shares issuable upon exercise of outstanding options
Number of shares	164
Weighted average exercise price	$ 64.31
Weighted average remaining life	2.15
Aggregate intrinsic value	0
Number of ordinary shares issuable upon exercise of vested options
Number of shares	163
Weighted average exercise price	$ 64.31
Weighted average remaining life	2.15
Aggregate intrinsic value	$ 0